UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 26, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total: $    515,931,050

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
AT&T Inc.			      Common Stock	00206R102 $10,817,344 	 	  274,343     Sole		     Sole
Abbott Laboratories		      Common Stock	002824100 $11,498,148 		  206,060     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $2,787,840 		   57,600     Sole		     Sole
BP Amoco			      Common Stock	055622104 $11,933,943 		  184,308     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $21,313,809 	 	  417,754     Sole		     Sole
Boeing Co.			      Common Stock	097023105 $3,375,023 		   37,960     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $11,485,422 		  413,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $2,842,072 		   42,400     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $12,072,342 		  163,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $22,169,433 	 	  431,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $11,682,240 	  	  243,380     Sole		     Sole
Colgate Palmolive Co.		      Common Stock	194162103 $12,589,915 	 	  188,500     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $11,849,626 	 	  456,633     Sole		     Sole
Dell Inc.			      Common Stock	24702R101 $21,764,017 	 	  937,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $11,642,936 		  253,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $10,755,968 		  217,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	26441C105 $8,427,106 		  415,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $10,804,440 		  143,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $10,554,134 		  193,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $11,241,120 		  317,905     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $9,390,560 		  255,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $21,830,390 		1,141,160     Sole		     Sole
International Business Machines	      Common Stock	459200101 $11,273,496 	 	  119,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $11,249,336 		  186,680     Sole		     Sole
Kellogg Co.			      Common Stock	487836108 $9,257,400 		  180,000     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101 $3,950,885 		   87,700     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $12,232,439 		  276,940     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $23,036,227 		  826,560     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $11,996,391 	 	  166,686     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $10,739,097 	 	  168,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $11,055,796 		  437,680     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $12,076,192 		  191,200     Sole		     Sole
Progressive Corp.		      Common Stock	743315103 $23,347,400 		1,070,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $23,143,176 	 	1,367,800     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $21,581,700 		  717,000     Sole		     Sole
3M Co.				      Common Stock	88579Y101 $11,580,673 	 	  151,520     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $12,430,517 	 	  327,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $10,696,215 	 	  194,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103 $12,216,390 	 	  260,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103 $21,239,880 	 	  526,000     Sole		     Sole
====================================================================================================================================
